UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-03493

American Federation of Labor and
Congress of Industrial Organizations
Housing Investment Trust*
(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, Suite 200, N.W., Washington, D.C.  20037
(Address of principal executive offices)  (Zip code)

Kenneth G. Lore, Esq.
Bingham McCutchen LLP
2020 K Street, N.W., Washington, D.C.  20006
(Name and address of agent for service)

(202) 331-8055
(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: September 30, 2009

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

Item 1. Schedule of Investments

Schedule of Portfolio Investments

September 30, 2009  (Dollars in thousands;unaudited)

FHA Permanent Securities (3.7% of net assets)

	Interest Rate	Maturity Date	Commitment Amount	Face Amount	Amortized Cost	Value

Single Family	7.75%	Jul-2021-Aug-2021		$23	$23	$23
				23	23	23

Multifamily1	5.25%	Mar-2024		4,591	4,600	4,653
	5.35%	Mar-2047		7,896	7,907	7,872
	5.55%	Aug-2042		8,750	8,751	8,825
	5.60%	Jun-2038		2,779	2,779	2,882
	5.62%	Jun-2014		493	491	508
	5.65%	Oct-2038		2,139	2,198	2,199
	5.87%	Jun-2044		1,924	1,923	1,977
	5.89%	Apr-2038		5,200	5,216	5,352
	6.02%	Jun-2035		6,364	6,356	6,655
	6.40%	Jul-2046		4,039	4,039	4,277
	6.66%	May-2040		5,611	5,603	5,685
	6.70%	Dec-2042		5,890	5,881	6,222
	6.75%	Feb-2039-Jul-2040		6,319	6,280	6,651
	6.88%	Apr-2031		27,340	27,020	28,457
	7.00%	Jun-2039		5,895	5,921	5,893
	7.05%	Jul-2043		5,233	5,233	5,601
	7.13%	Mar-2040		7,710	7,673	8,262
	7.20%	Dec-2033-Oct-2039		9,744	9,726	10,454
	7.50%	Sep-2032		1,561	1,556	1,687
	7.75%	Oct-2038		1,365	1,356	1,366
	7.93%	Apr-2042		2,848	2,848	3,088
	8.15%	Mar-2037		1,164	1,269	1,165
	8.27%	Jun-2042		2,495	2,495	2,715
	8.40%	Apr-2012		185	185	185
	8.75%	Aug-2036		3,616	3,607	3,621
				131,151	130,913	136,252

Forward Commitments1	6.60%	May-2049		-	-	208
	6.65%	Jun-2049	1,120	-	-	-
			1,120	-	-	208

	Total FHA Permanent Securities		$1,120	$131,174	$130,936	$136,483

Schedule of Portfolio Investments

September 30, 2009  (Dollars in thousands;unaudited)

Ginnie Mae Construction Securities (1.5% of net assets)

	Interest Rates2		Maturity		Commitment	Face	Amortized
	Permanent	Construction	Date		Amount	Amount	Cost	Value

Multifamily1	4.63%	4.63%	Sep-2037	3	$1,500	$1,500	$1,456	$1,376
	4.90%	4.90%	Mar-2044	3	1,000	1,000	990	938
	5.40%	5.40%	Feb-2049		9,683	9,614	9,512	10,254
	5.55%	5.55%	May-2049	3	10,685	10,685	10,688	10,322
	5.80%	5.80%	Dec-2049		10,715	7,470	7,473	8,206
	5.80%	7.75%	Jan-2051		26,122	5,648	5,650	7,050
	6.15%	6.15%	Nov-2039		5,508	4,395	4,408	4,671
	6.57%	6.57%	Mar-2050		15,084	12,662	12,702	13,622
					80,297	52,974	52,879	56,439

Forward Commitments1	5.35%	6.75%	Jul-2051		23,736	-	438	(97)
	5.68%	4.80%	Feb-2051		17,598	-	175	354
					23,736	-	613	257

	Total Ginnie Mae Construction Securities				$104,033	$52,974	$53,492	$56,696

Schedule of Portfolio Investments

September 30, 2009  (Dollars in thousands;unaudited)

Ginnie Mae Securities (27.2% of net assets) cont'd

	Interest Rate	Maturity Date		Face Amount	Amortized Cost	Value

Single Family	5.50%	Jan-2033-Jun-2037		$27,131	$26,975	$28,598
	6.00%	Jan-2032-Aug-2037		13,507	13,514	14,337
	6.50%	Jul-2028-Dec-2028		149	149	161
	7.00%	Nov-2016-Jan-2030		4,563	4,629	4,966
	7.50%	Apr-2013-Aug-2030		3,924	3,984	4,246
	8.00%	Nov-2009-Nov-2030		1,683	1,729	1,859
	8.50%	Nov-2009-Aug-2027		1,487	1,516	1,669
	9.00%	May-2016-Jun-2025		455	465	514
	9.50%	Sep-2021-Sep-2030		173	176	198
	10.00%	Jun-2019		1	1	1
	13.00%	Jul-2014		1	1	1
	13.25%	Dec-2014		1	1	1
				53,075	53,140	56,551

Multifamily1	2.91%	Jun-2018-Aug-2020		5,192	5,170	5,223
	3.37%	Jan-2032		528	507	534
	3.61%	May-2018		3,559	3,517	3,571
	3.65%	Sep-2017-Oct-2027		10,713	10,512	10,799
	3.96%	May-2032		457	435	463
	4.10%	Feb-2039		5,000	4,729	5,138
	4.25%	Feb-2031		1,034	1,031	1,035
	4.26%	Jul-2029		3,000	2,992	3,092
	4.40%	Jan-2024		10,038	10,042	10,157
	4.43%	Apr-2034-Jun-2034		109,470	107,440	110,736
	4.49%	Apr-2023		8,531	8,531	8,824
	4.59%	May-2033		3,818	3,816	3,870
	4.66%	Dec-2030		8,617	8,675	8,901
	4.70%	Dec-2024		12,674	12,429	13,129
	4.70%	Jan-2047	3	5,910	5,921	6,070
	4.71%	May-2025		33,294	33,255	34,533
	4.74%	Feb-2045	3	5,987	5,808	6,179
	4.78%	Aug-2044		9,861	9,960	10,296
	4.83%	May-2046	3	5,495	5,495	5,230
	4.84%	Dec-2044		6,732	7,071	7,001
	4.88%	Mar-2036		17,000	16,767	17,622
	4.92%	Feb-2034-May-2034		64,490	64,156	67,677
	4.94%	Jun-2046	3	3,910	3,914	3,928
	5.00%	Dec-2033		5,066	5,110	5,093
	5.05%	Nov-2028		3,882	3,889	3,906
	5.05%	Apr-2049	3	2,950	2,957	2,884
	5.12%	Feb-2037		10,000	10,163	10,491
	5.13%	Jul-2024		3,282	3,271	3,365
	5.14%	Aug-2032		15,000	14,941	15,755
	5.15%	Jun-2023		32,059	32,474	33,328
	5.18%	May-2042		2,196	2,220	2,316
	5.19%	May-2045		8,865	8,640	9,364
	5.20%	Apr-2047		25,765	26,002	25,763

Schedule of Portfolio Investments

September 30, 2009  (Dollars in thousands;unaudited)

Ginnie Mae Securities (27.2% of net assets) cont'd

5.21%	Jan-2045-Jan-2047		21,465	21,338	22,533
5.25%	Feb-2031	3	38,992	38,884	40,130
5.30%	Apr-2039		55,000	54,150	58,223
5.32%	Aug-2030		35,000	34,856	36,761
5.34%	Jul-2040		18,000	17,667	18,308
5.34%	Mar-2046		11,054	11,073	11,663
5.38%	Apr-2025	3	457	468	481
5.40%	Mar-2049		4,097	4,143	4,376
5.45%	May-2042		2,280	2,355	2,424
5.46%	Feb-2047		3,087	3,108	3,280
5.50%	Sep-2023-Jul-2033		37,814	39,295	39,599
5.55%	May-2026-Mar-2045		16,906	16,945	17,703
5.58%	May-2031-Oct-2031		94,582	94,895	101,028
5.68%	Jul-2027		15,152	15,119	16,174
5.70%	Mar-2037		2,412	2,423	2,447
5.75%	Dec-2026		3,653	3,698	3,900
5.85%	Nov-2045		1,943	1,946	2,075
5.88%	Oct-2043		5,532	5,720	5,911
6.00%	Jan-2046		3,604	3,607	3,871
6.22%	Aug-2035		14,278	14,287	14,992
6.25%	Feb-2034		4,770	5,035	5,165
6.26%	Apr-2027		10,000	10,625	10,800
6.38%	Mar-2026		10,000	10,246	10,678
6.41%	Aug-2023		1,487	1,487	1,526
7.75%	Aug-2035		50,904	50,654	53,449
			906,844	905,864	943,770

Total Ginnie Mae Securities			$959,919	$959,004	$1,000,321

Schedule of Portfolio Investments

September 30, 2009  (Dollars in thousands;unaudited)

Fannie Mae Securities (42.3% of net assets)

	Interest Rate	Maturity Date	Commitment Amount	Face Amount	Amortized Cost	Value

Single Family	0.65%	Jun-2036		$24,369	$23,752	$23,794
	2.63%	Aug-2034		149	150	151
	2.72%	Aug-2033		2,819	2,814	2,885
	2.76%	May-2033		1,529	1,538	1,559
	2.80%	Jul-2033		6,179	6,213	6,327
	2.95%	Aug-2033		6,219	6,203	6,365
	3.23%	Aug-2033		410	409	421
	3.32%	Nov-2033		7,843	7,849	7,988
	3.38%	Jul-2033		2,161	2,144	2,232
	3.61%	Sep-2035		2,637	2,626	2,687
	4.00%	Mar-2039-Apr-2039		19,526	19,638	19,369
	4.50%	Jun-2018-Aug-2039		83,771	83,954	85,400
	5.00%	Jul-2018-Jul-2039		95,543	95,319	99,506
	5.50%	Jul-2017-Jun-2038		183,922	186,184	193,482
	6.00%	Apr-2016-Nov-2038		163,170	165,493	173,117
	6.50%	Nov-2016-Jul-2036		49,072	50,335	52,682
	7.00%	Nov-2013-May-2032		5,035	5,070	5,513
	7.50%	Nov-2016-Sep-2031		1,829	1,808	2,007
	8.00%	Jun-2012-May-2031		701	704	747
	8.50%	Jan-2012-Apr-2031		619	624	673
	9.00%	Jan-2024-May-2025		149	150	168
				657,652	662,977	687,073

Multifamily1	4.10%	Jun-2027		2,790	2,739	2,809
	4.22%	Jul-2018		4,023	3,831	4,193
	4.48%	Oct-2031		3,839	3,838	3,916
	4.52%	Oct-2019		3,232	3,284	3,323
	4.55%	Nov-2019		3,000	3,060	3,076
	4.56%	Jul-2019		7,695	7,719	7,982
	4.66%	Jul-2021-Sep-2033		8,263	8,351	8,519
	4.67%	Aug-2033		9,600	9,580	9,959
	4.68%	Jul-2019		14,175	14,362	14,785
	4.80%	Jun-2019		2,323	2,366	2,434
	4.86%	May-2019		1,554	1,593	1,634
	4.93%	Nov-2013		46,313	46,266	49,585
	4.94%	Apr-2019		3,500	3,601	3,684
	4.99%	Mar-2021		40,000	40,005	41,600
	5.00%	Jun-2019		2,020	2,079	2,135
	5.02%	Jun-2019		878	883	929
	5.04%	Jun-2019		1,995	2,084	2,115
	5.05%	Jun-2019-Jul-2019		3,357	3,502	3,561
	5.09%	Jun-2018		6,700	7,029	7,109
	5.11%	Jul-2019		933	944	989
	5.12%	Jul-2019		9,266	9,432	9,824
	5.13%	Jul-2019		948	961	1,006
	5.15%	Oct-2022		4,237	4,256	4,395
	5.16%	Jan-2018		5,554	5,457	5,939
	5.25%	Dec-2019		7,200	7,218	7,634
	5.29%	Sep-2017-May-2022		9,093	9,081	9,660
	5.34%	Apr-2016		6,472	6,450	6,966
	5.35%	Apr-2012-Jun-2018		3,296	3,307	3,513
	5.36%	Feb-2016		5,000	5,011	5,352
	5.43%	Nov-2013		1,346	1,342	1,349
	5.44%	Mar-2016		3,819	3,854	4,132
	5.45%	May-2033		3,126	3,158	3,267
	5.46%	Feb-2017		48,935	49,480	52,652
	5.47%	Aug-2024		8,769	8,941	9,150
	5.52%	May-2016		22,201	21,928	23,934
	5.53%	Apr-2017		66,037	65,934	71,332
	5.55%	Apr-2018		31,000	31,009	33,226
	5.59%	May-2016		7,301	7,304	7,907
	5.60%	Feb-2018-Jan-2024		12,336	12,318	13,063
	5.62%	Jun-2011		28,946	28,875	28,976
	5.63%	Dec-2019		12,715	12,806	13,718

Schedule of Portfolio Investments

September 30, 2009  (Dollars in thousands;unaudited)

Fannie Mae Securities (42.3% of net assets)

	5.70%	Jun-2016		1,440	1,470	1,560
	5.80%	Jun-2018		72,217	71,853	77,979
	5.86%	Dec-2016		328	330	357
	5.91%	Mar-2037		2,132	2,197	2,255
	5.92%	Dec-2016		319	323	347
	5.93%	Apr-2012		1,737	1,837	1,865
	5.96%	Jan-2029		461	469	492
	6.03%	Jun-2017-Jun-2036		5,715	5,876	6,145
	6.06%	Jul-2034		10,291	10,676	10,946
	6.10%	Apr-2011		2,666	2,683	2,771
	6.11%	Aug-2017		6,970	7,036	7,556
	6.13%	Dec-2016		3,600	3,734	3,918
	6.14%	Sep-2033		314	312	336
	6.15%	Jan-2023-Oct-2032		7,571	7,652	8,131
	6.16%	Aug-2013		9,342	9,687	9,366
	6.19%	Jul-2013		5,000	5,214	5,426
	6.22%	Aug-2032		1,835	1,889	1,975
	6.23%	Sep-2034		1,500	1,583	1,613
	6.27%	Jan-2012		2,053	2,045	2,201
	6.28%	Nov-2028		3,268	3,500	3,519
	6.35%	Jun-2020-Aug-2032		15,365	15,692	16,410
	6.38%	Jul-2021		5,789	5,937	6,181
	6.39%	Apr-2019		997	1,046	1,078
	6.42%	Apr-2011		1,342	1,344	1,345
	6.44%	Apr-2014-Dec-2018		45,397	45,670	49,218
	6.52%	May-2029		5,727	6,296	6,176
	6.63%	Jun-2014-Apr-2019		4,346	4,360	4,713
	6.65%	Aug-2011		1,679	1,705	1,781
	6.80%	Jul-2016		718	718	795
	6.85%	Aug-2014		43,736	43,544	48,701
	6.88%	Feb-2028		4,759	5,234	5,165
	7.00%	Jun-2018		3,506	3,506	3,854
	7.01%	Apr-2031		3,399	3,423	3,696
	7.07%	Feb-2031		17,133	17,425	18,702
	7.18%	Aug-2016		449	449	499
	7.20%	Apr-2010-Aug-2029		8,682	8,462	9,421
	7.25%	Jul-2012		7,245	7,245	7,380
	7.26%	Dec-2018		11,516	12,338	12,703
	7.50%	Dec-2014		1,337	1,333	1,489
	7.75%	Dec-2012-Dec-2024		3,095	3,094	3,386
	8.00%	Nov-2019		1,926	1,916	1,931
	8.13%	Sep-2012-Aug-2020		7,271	7,233	7,303
	8.38%	Jan-2022		866	864	869
	8.40%	Jul-2023		483	474	542
	8.50%	Nov-2019		3,670	3,883	4,154
	8.63%	Sep-2028		6,532	6,532	7,343
	9.13%	Sep-2015		2,258	2,240	2,267
				811,769	817,567	867,192

Forward Commitment1	6.15%	Jan-2019	31,087	-	-	2,425
			31,087	-	-	2,425

	Total Fannie Mae Securities		$31,087	$1,469,421	$1,480,544	$1,556,690

Schedule of Portfolio Investments

September 30, 2009  (Dollars in thousands;unaudited)

Freddie Mac Securities (16.2% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	0.54%	Dec-2035-Feb-2036	$36,780	$36,767	$35,998
	0.59%	Apr-2036	7,267	7,256	7,157
	0.64%	Jul-2036	46,848	45,690	46,086
	2.96%	Jun-2033	1,739	1,732	1,773
	3.37%	Apr-2035	1,157	1,156	1,187
	3.56%	Jul-2035	1,354	1,348	1,404
	4.00%	Apr-2039	34,418	34,602	34,097
	4.20%	Oct-2033	4,384	4,329	4,467
	4.50%	Aug-2018-Sep-2039	84,390	84,174	86,162
	5.00%	Jan-2019-Feb-2039	87,610	85,976	91,572
	5.50%	Oct-2017-Jul-2038	137,732	136,097	144,724
	6.00%	Mar-2014-Feb-2038	71,718	73,050	76,254
	6.50%	Oct-2013-Nov-2037	38,458	39,992	41,090
	7.00%	Mar-2011-Mar-2030	902	879	957
	7.50%	Jul-2010-Apr-2031	724	708	777
	8.00%	Jul-2012-Feb-2030	273	266	296
	8.50%	Jun-2010-Jan-2025	267	269	297
	9.00%	Sep-2010-Mar-2025	125	125	141
			556,146	554,416	574,439

Multifamily1	5.42%	Apr-2016	10,000	9,927	10,534
	5.65%	Apr-2016	10,261	10,256	10,909
			20,261	20,183	21,443

	Total Freddie Mac Securities		$576,407	$574,599	$595,882

Schedule of Portfolio Investments

September 30, 2009  (Dollars in thousands;unaudited)

Commercial Mortgage-Backed Securities1 (1.4% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

5.10%	Aug-2038	$10,000	$10,039	$9,552
5.16%	Feb-2031	19,500	19,153	18,354
5.61%	Feb-2039	25,000	25,166	23,669
Total Commercial Mortgage Backed Securities		$54,500	$54,358	$51,575

Schedule of Portfolio Investments

September 30, 2009  (Dollars in thousands;unaudited)

Government-Sponsored Enterprises Securities (1.6% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Freddie Mac	3.75%	Mar-2019	$30,000	$29,599	$30,040
Freddie Mac	5.00%	Apr-2017	25,000	25,445	$27,634
Total Government-Sponsord Enterprises Securities			$55,000	$55,044	$57,674

Schedule of Portfolio Investments

September 30, 2009  (Dollars in thousands;unaudited)

State Housing Finance Agency Securities (2.1% of net assets)

		Interest Rates2
	Issuer	Permanent	Construction	Maturity Date	Face Amount	Amortized Cost	Value

Multifamily1	NYC Housing Development Corp	N/A	3.45%	May-2013	$9,500	$9,508	$9,553
	MA Housing Finance Agency	4.20%		Jun-2010	300	301	307
	MA Housing Finance Agency	5.25%		Dec-2048	2,500	2,500	2,378
	MA Housing Finance Agency	5.30%		Jun-2049	4,000	4,001	3,886
	MA Housing Finance Agency	5.40%		Dec-2049	2,000	2,004	1,927
	NYC Housing Development Corp	5.55%		Nov-2039	5,000	4,978	5,269
	NYC Housing Development Corp	5.69%		Nov-2018	7,550	7,556	7,690
	MA Housing Finance Agency	5.70%		Jun-2040	15,000	15,001	15,225
	MA Housing Finance Agency	5.92%		Dec-2037	6,620	6,624	5,457
	MA Housing Finance Agency	6.50%		Dec-2039	755	759	731
	MA Housing Finance Agency	6.58%		Dec-2039	11,385	11,386	11,524
	MA Housing Finance Agency	6.70%		Jun-2040	12,235	12,236	11,911
					76,845	76,854	75,858

Forward Commitments1	NYC Housing Development Corp	6.42%		Nov-2039	-	-	101
					-	-	101

	Total State Housing Finance Agency Securities				$76,845	$76,854	$75,959

Schedule of Portfolio Investments

September 30, 2009  (Dollars in thousands;unaudited)

Other Mutifamily Investments (0.4% of net assets)

Interest Rates2			Commitment
Permanent	Construction	Maturity Date	Amount	Face Amount	Amortized Cost	Value

Multifamily Construction/Permanent Mortgages1
7.63%	N/A	Jan-2011	$813	$70	$70	$71
8.63%	N/A	Apr-2025	1,469	1,183	1,181	1,173
9.50%	N/A	Apr-2024	760	637	637	632
			3,042	1,890	1,888	1,876

Privately Insured Construction/Permanent Mortgages1,4
5.40%	N/A	Apr-2047	9,000	8,830	8,839	6,460
5.73%	N/A	Aug-2047	5,575	5,495	5,499	4,070
6.07%	N/A	May-2048	1,000	988	1,004	733
6.20%	N/A	Dec-2047	3,325	3,290	3,310	2,501
			18,900	18,603	18,652	13,764

	Total Other Multifamily Investments		$21,942	$20,493	$20,540	$15,640

Schedule of Portfolio Investments

September 30, 2009  (Dollars in thousands;unaudited)

United States Treasury Securities (1.8% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

2.63%	Jun-2014	$25,000	$25,335	$25,448
2.75%	Feb-2019	20,000	20,120	$19,088
4.00%	Aug-2018	10,000	10,036	10,558
4.50%	May-2038	10,000	11,475	10,768
Total United States Treasury Securities		$65,000	$66,966	$65,862

Total Investments		$3,461,733	$3,472,337	$3,612,782

Schedule of Portfolio Investments

September 30, 2009  (Dollars in thousands;unaudited)

Footnotes

1	Valued by the AFL-CIO Housing Investment Trust's ("Trust") management in accordance with the fair value procedures adopted by the Trust's Board of Trustees.

2
Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the Department of Housing and Urban Development requires that such rates be charged earlier.

3	Tax-exempt bonds collateralized by Ginnie Mae securities.

4	Loans insured by Ambac Assurance Corporation.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited
As of September 30, 2009 (Dollars in thousands)

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies For Schedule of Portfolio Investments

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (Trust) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The Trust has obtained certain exemptions from the requirements of the Investment Company Act that are described in the Trust’s Statement of Additional Information and Prospectus.

Participation in the Trust is limited to eligible labor organizations and pension, welfare and retirement plans that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuation

Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month.

Portfolio securities for which market quotations are readily available (single family mortgage-backed securities, government-sponsored enterprise securities, and U.S. Treasury securities) are valued by an independent pricing service, published prices, market quotes and dealer bids.

Portfolio investments for which market quotations are not readily available (multifamily mortgage-backed securities, mortgage securities, commercial mortgage-backed securities, and construction mortgage securities and loans) are valued at their fair value determined in good faith under consistently applied procedures adopted by the Board of Trustees using dealer bids and discounted cash flow models. The respective cash flow models use market-based discount and prepayment rates developed for each investment category. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury note) adjusted for an appropriate risk premium. The risk premium reflects actual premiums in the marketplace over the yield on U.S. Treasury securities of comparable risk and maturity to the security being valued as adjusted for other market considerations. On investments for which the Trust finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. The Trust has retained an independent firm to determine the fair market value of such securities. In accordance with the procedures adopted by the Board of Trustees, the monthly third-party valuation is reviewed by the Trust staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., mortgage defaults). All such adjustments must be reviewed and reconciled with the independent valuation firm prior to incorporation in the NAV.

Short-term investments with remaining maturities of sixty days or less are valued on the basis of amortized cost, which approximates fair value. Cash and cash equivalents include overnight money market funds, which are also carried at cost.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements.  FAS 157 also establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three levels of the fair value hierarchy under FAS 157 are described below:

o	Level 1 – quoted prices in active markets for identical investment
o	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
o	Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009, in valuing the Trust’s investments carried at value:

Valuation Inputs ($ in thousands)	Investments in Securities ($)		Other Financial Instruments* ($)

Level 1 - Quoted Prices	$	----	$	----

Level 2 - Other Significant Observable Inputs		3,607,963		2,991

Level 3 - Significant Unobservable Inputs		1,828		----

Total		$3,609,791		$2,991

* Other financial instruments include forwards.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of September 30, 2009, was as follows:

($ in thousands)	Investments in Securities ($)
Beginning balance, 12/31/08	$1,884
Net purchases (sales) and settlements	-
Accrued discounts (premiums)	(41)
Total realized and unrealized gain (loss)	(15)
Transfers in and/or out of Level 3	-
Ending balance, 9/30/2009	$1,828

Federal Income Taxes

At September 30, 2009, the cost of investments for federal income tax purposes approximated book cost at amortized cost of $3,472.3 million. Net unrealized gain aggregated $140.4 million at period-end, of which $150.1 million related to appreciated investments and $9.7 million related to depreciated investments.

Item 2.  Controls and Procedures.

(a)
The AFL-CIO Housing Investment Trust’s (“Trust”) Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the Trust in this report is recorded, processed, summarized and reported within the time periods specified in the Securities Exchange Commission’s rules and forms, based on their evaluation of the effectiveness of the design and operation of such controls and procedures within 90 days of the filing of this report.

(b)
There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Trust’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

/s/ Stephen Coyle
By:
Name: Stephen Coyle
Title: Chief Executive Officer

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle

Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: November 25, 2009

/s/ Erica Khatchadourian

Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date: November 24, 2009